Ballast Small/Mid Cap ETF
Schedule of Investments
December 31, 2023 (Unaudited)
COMMON STOCKS — 95.30% Shares Fair Value
Communications — 1.56%
TripAdvisor, Inc.
(a)
89,050 $ 1,917,247
Consumer Discretionary — 14.16%
American Eagle Outfitters, Inc. 115,758 2,449,440
America's Car-Mart, Inc.
(a)
31,124 2,358,265
BorgWarner, Inc. 60,300 2,161,755
Cavco Industries, Inc.
(a)
7,161 2,482,146
Global Business Travel Group Inc.
(a)
244,980 1,580,121
Phinia, Inc. 90,542 2,742,517
Wayside Technology Group, Inc. 67,000 3,673,610
17,447,854
Consumer Staples — 1.19%
Sprouts Farmers Market, Inc.
(a)
30,609 1,472,599
Energy — 9.69%
Epsilon Energy Ltd. 260,831 1,325,021
Green Plains, Inc.
(a)
117,786 2,970,563
Kosmos Energy Ltd.
(a)
275,150 1,846,256
Sitio Royalties Corp., Class A 71,205 1,674,030
Solaris Oilfield Infrastructure, Inc., Class A 316,374 2,518,337
Unit Corp. 37,171 1,605,044
11,939,251
Financials — 12.93%
Capital Bancorp, Inc. 131,186 3,174,701
Everest Re Group, Ltd. 1 354
Federal Agricultural Mortgage Corp., Class C 24,254 4,637,850
International General Insurance Holdings Ltd. 185,539 2,389,742
International Money Express, Inc.
(a)
109,640 2,421,948
MGIC Investment Corp. 171,922 3,316,375
15,940,970
Health Care — 4.91%
Bausch + Lomb Corp.
(a)
138,594 2,364,414
iRadimed Corp. 26,264 1,246,752
QuidelOrtho Corp.
(a)
33,091 2,438,806
6,049,972
Industrials — 8.21%
AZZ, Inc. 60,868 3,535,822
Landstar System, Inc. 15,812 3,061,994
Lennox International, Inc. 4,995 2,235,362
Timken Co. (The) 16,100 1,290,415
10,123,593
Materials — 22.03%
Bioceres Crop Solutions Corp.
(a)
204,937 2,813,784
Compass Minerals International, Inc. 79,311 2,008,155
CONSOL Energy, Inc. 38,884 3,909,009
Eagle Materials, Inc. 19,430 3,941,181
Ecovyst, Inc.
(a)
180,402 1,762,528

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
COMMON STOCKS — 95.30% - continued Shares Fair Value
Materials — 22.03% - continued
Ferroglobe plc
(a)
364,589 $ 2,373,474
Natural Resource Partners, L.P. 70,350 6,511,596
Northern Technologies International Corp. 227,934 2,685,063
UFP Technologies, Inc.
(a)
6,627 1,140,109
27,144,899
Real Estate — 4.03%
EPR Properties 47,950 2,323,178
Lamar Advertising Co., Class A 24,924 2,648,922
4,972,100
Technology — 16.59%
Amdocs Ltd. 26,149 2,298,236
Cass Information Systems, Inc. 73,085 3,292,479
Extreme Networks, Inc.
(a)
85,299 1,504,674
Genpact Ltd. 31,293 1,086,180
IPG Photonics Corp.
(a)
12,330 1,338,298
Knowles Corp.
(a)
96,490 1,728,136
RCM Technologies, Inc.
(a)
76,757 2,229,023
Richardson Electronics Ltd. 89,593 1,196,067
Rimini Street, Inc.
(a)
537,271 1,756,876
Teradata Corp.
(a)
92,460 4,022,935
20,452,904
Total Common Stocks/Investments — 95.30% (Cost $106,428,724) 117,461,389
Other Assets in Excess of Liabilities — 4.70% 5,797,664
NET ASSETS — 100.00% $ 123,259,053
(a) Non-income producing security.